INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 214		$ 415,408	$ (20,091)	$ (9,208)	$ (226,755)	$ 159,568
Balance, shares at Dec. 31, 2018	80,089,658
Exercise of options and vesting of RSUs	$ 1		255				256
Exercise of options and vesting of RSUs, shares	140,475
Share-based compensation expense			1,172				1,172
Other comprehensive income (loss), net					1,192		1,192
Net income (loss)						1,571	1,571
Balance at Jun. 30, 2019	$ 215		416,835	(20,091)	(8,016)	(225,184)	163,759
Balance, shares at Jun. 30, 2019	80,230,133
Balance at Dec. 31, 2019	$ 215		418,062	(20,091)	(8,666)	(229,099)	$ 160,421
Balance, shares at Dec. 31, 2019	80,662,805						80,662,805
Cumulative effect of adoption of ASU Topic 326						(700)	$ (700)
Exercise of options and vesting of RSUs		[1]	554				554
Exercise of options and vesting of RSUs, shares	476,761
Share-based compensation expense			867				867
Other comprehensive income (loss), net					(1,456)		(1,456)
Net income (loss)						(12,357)	(12,357)
Balance at Jun. 30, 2020	$ 215		$ 419,483	$ (20,091)	$ (10,122)	$ (242,156)	$ 147,329
Balance, shares at Jun. 30, 2020	81,139,566						81,139,566

[1]	Represent an amount lower than $1.